222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES
JACOB C. TIEDT ATTORNEY AT LAW jtiedt@vedderprice.com

February 13, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen New York Dividend Advantage Municipal Fund 2 (the “Registrant”); File No. 811-10253

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s preliminary Proxy Statement on Schedule 14A pursuant to Section 14(a) of the Securities Exchange Act of 1934 (the “Proxy Statement”). The Proxy Statement is directed to holders of Variable Rate MuniFund Term Preferred Shares (“VMTP Shares”) of the Registrant in connection with the Registrant’s annual shareholder meeting (the “Meeting”). At the Meeting, the Registrant’s common shareholders and holders of VMTP Shares will be asked to consider a reorganization of the Registrant into Nuveen New York Dividend Advantage Municipal Fund. For the staff’s reference, please note that Nuveen New York Dividend Advantage Municipal Fund’s Registration Statement on Form N-14, relating to the issuance of common shares in connection with the reorganization, was filed on January 20, 2015 (Securities Act File No. 333-201595).

Please contact the undersigned at (312) 609-7697 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Jacob C. Tiedt